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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended           June 30, 2006

Check here if Amendment [ ]                    Amendment Number : ___________
 This Amendment (Check only one):           [ ] is a restatement
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Atlas Capital Management, L.P.
        -----------------------------------
Address: 100 Crescent Court, Suite 880
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         Dallas, Texas 75201
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Form 13F File Number:  28-10778
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert H. Alpert
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Title: President of RHA, Inc., general partner of

       Atlas Capital Management, L.P.
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Phone: (214) 999-6082
       ----------------------------------------------

Signature, Place and Date of Signing:

      /s/ Robert H. Alpert         Dallas, Texas         August 14, 2006
   --------------------------   -------------------   ----------------------
          (Signature)              (City, State)             (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           1
Form 13F Information Table Entry Total:                     73
Form 13F Information Table Value Total:                330,571
                                                (in thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

SEC File No.                      Manager Name

28-11608                          Treaty Oak Capital Management L.P.

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
       Column 1                    Column 2      Column 3 Column 4         Column 5      Column 6  Column 7         Column 8
                                                                                                                    Voting Authority

     Name of Issuer                Title of         CUSIP   Value      Shrs or SH/ Put/ Investment  Other    Sole     Shared   None
                                    Class                 (x $1,000)   prn amt PRN Call Discretion Managers

Aetna, Inc.                      COM            00817Y108 14,558       364,600  SH          Sole              364,600
Affiliated Computer Services     CL A           008190100  3,045        59,000  SH          Sole               59,000
American Commercial Lines, Inc.  COM NEW        025195207  5,850        97,088  SH          Sole               97,088
American Greetings Corp Cl A     CL A           026375105  7,259       345,500  SH          Sole              345,500
American Int'l Group             COM            026874107    382         6,462  SH          Other                   -   6,462
AMN Healthcare Services          COM            001744101 13,859       682,723  SH          Sole              682,723
Amvescap PLC                     Sponsored ADR  03235E100    263        14,235  SH          Other                   -  14,235
Amylin Pharmaceuticals, Inc.     COM            032346108 11,583       234,610  SH          Sole              234,610
Answerthink Consulting Group     COM            036916104  2,038       505,741  SH          Sole              505,731
Astoria Financial Corp.          COM            046265104    396        13,014  SH          Other                   -  13,014
Atwood Oceanics, Inc.            COM            050095108 10,954       220,851  SH          Other         1   216,307   4,544
Bank of America Corp.            COM            060505104    371         7,705  SH          Other                   -   7,705
BankAtlantic Bancorp, Inc.       CL A           065908501    362        24,415  SH          Other                   -  24,415
Beckman Coulter, Inc.            COM            075811109  2,291        41,238  SH          Sole               41,238
Berkshire Hathaway, Inc. - Cl A  CL A           084670108    275             3  SH          Other                   -       3
Biolase Technology Corp.         COM            090911108  1,743       207,475  SH          Sole              207,475
BOK Financial Corp.              COM NEW        05561Q201  2,809        56,548  SH          Sole               56,548
C F Industries Holdings, Inc.    COM            125269100  4,548       318,912  SH          Sole              318,912
Cenveo, Inc.                     COM            15670S105 10,240       570,453  SH          Sole              570,453
ChevronTexaco Corp.              COM            166764100    630        10,153  SH          Other         1         -  10,513
China BAK Battery, Inc.          COM            16936Y100  7,335       861,919  SH          Sole              861,919
CKE Restaurants Inc.             COM            12561E105 18,907     1,138,313  SH          Sole            1,138,313
Conocophillips                   COM            20825C104    289         4,412  SH          Other         1         -   4,412
Conseco Inc. New                 COM NEW        208464883    813        35,204  SH          Other              35,204
Diamond Offshore Drilling, Inc.  COM            25271C102    693         8,256  SH          Other         1         -   8,256
Energy Transfer Equity, LP       COM UT LTD PTN 29273V100  9,135       344,834  SH          Sole              344,834
Ensco International              COM            26874Q100 10,239       222,482  SH          Sole              222,482
EXCO Resources, Inc.             COM            269279402  4,178       366,473  SH          Sole              366,473
Fidelity National Financial      COM            316326107    902        23,163  SH          Other                   -  23,163
First Data                       COM            319963104  5,537       122,936  SH          Sole              122,936
Freescale Semiconductor, Inc.    COM            35687M107 22,254       767,391  SH          Sole              767,391

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
Frontier Oil Corp.               COM            35914P105    442        13,640  SH          Other         1         -  13,640
Global Santafe Corp.             COM            G3930E101  6,180       107,013  SH          Other         1    92,652  14,361
Golfsmith International          COM            38168Y103    906        89,700  SH          Sole               89,700
Hercules Offshore, Inc.          COM            427093109 12,196       348,452  SH          Other         1   326,057  22,395
Hess Corporation                 COM            42809H107    404         7,635  SH          Other         1         -   7,635
Home Solutions of America, Inc.  COM            437355100  4,873       789,800  SH          Sole              789,800
Infocrossing, Inc.               COM            45664XAB5  4,950       428,581  SH          Sole              428,581
J. P. Morgan                     COM            46625H100    514        12,242  SH          Other                   -  12,242
Koppers Holdings, Inc.           COM            50060P106  1,461        73,064  SH          Sole               73,064
Liberty Media Holding            IN COM SER A   53071M104  5,859       339,473  SH          Sole              339,473
Lincare Holdings Inc             COM            532791100 24,521       648,010  SH          Sole              648,010
Marathon Oil                     COM            565849106    259         3,110  SH          Other         1         -   3,110
Methanex Corp.                   COM             5915K108    210         9,926  SH          Other         1         -   9,926
MI Developments, Inc.            COM            55304X104    695        20,483  SH          Sole               20,483
Microvision Inc-Wash             COM            594960106    830       430,000  SH          Sole              430,000
National-Oilwell, Inc.           COM            637071101    724        11,431  SH          Other         1         -  11,431
Noble Drilling Corp.             COM            G65422100    684         9,192  SH          Other         1         -   9,192
Oil States Int'l, Inc.           COM            678026105    267         7,803  SH          Other         1         -   7,803
Partnerre Ltd.                   COM            G6852T105    409         6,392  SH          Other                   -   6,392
Penn Treaty Amern Corp.          COM NEW        707874400  6,074       823,006  SH          Other         1   773,989  49,017
QLT, Inc.                        COM            746927102  6,590       930,839  SH          Sole              930,839       -
Ram Energy Resources, Inc.
 warrants                        W EXP 9999     75130P117    350       215,000  SH          Other                   - 215,000
Santarus, Inc.                   COM            802817304  1,569       235,890  SH          Sole              235,890
Southwest Securities Group, Inc. COM            78503N107    228         9,470  SH          Other         1             9,470
Spanish Broadcasting System Inc. COM            846425882  5,307     1,038,547  SH          Sole            1,038,547       -
Sprint Nextel Corporation        COM            852061000  9,948       497,644  SH          Sole              497,644
Superior Energy Services, Inc.   COM            868157108    222         6,544  SH          Other         1         -   6,544
Telik, Inc.                      COM            87959M109  3,788       229,547  SH          Sole              229,547       -
Tesoro Petroleum Corp. (w/wts)   COM            881609101  5,580        75,036  SH          Other         1    67,000   8,036
Texas Regional Bancshares, Inc.  CL A Vtg       882673106    412        10,852  SH          Other                   -  10,852
Tivo, Inc.                       COM            888706108    739       103,300  SH          Sole              103,300
Todco                            COM            88889T107    251         6,138  SH          Other         1         -   6,138
Total SA-Sponsored ADR           Sponsored ADR  89151E109    202         3,082  SH          Other         1         -   3,082
Transocean Sedco Forex Inc       COM            G90078109  8,729       108,681  SH          Other         1   100,210   8,471
Triad Hospital, Inc.             COM            89579K109 14,841       374,963  SH          Sole              374,963
Unifi, Inc.                      COM            904677101    298       102,600  SH          Sole              102,600
Unumprovident Corp.              COM            91529Y106    563        31,063  SH          Other                   -  31,063
Valero Energy                    COM            91913Y100    833        12,521  SH          Other         1         -  12,521
Viacom, Inc. (CL B)              CL B           925524308 13,301       371,131  SH          Sole              371,131
Walter Industries, Inc. New      COM            93317Q105  5,951       103,222  SH          Sole              103,222
WCA Waste                        COM            92926K103  3,837       465,055  SH          Sole              465,055
Wireless Facilities, Inc.        COM            97653A103    839       305,000  SH          Sole              305,000
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